INVENTORY	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 6. INVENTORY

Inventory consist of raw materials for the Company’s herb product lines. Cost of goods sold are calculated using the average costing method. The Company reviews its inventory periodically to determine net realizable value. The Company writes down inventory, if required, based on forecasted demand. These factors are impacted by market and economic conditions, new products introductions and require estimates that may include uncertain elements. Inventory at December 31, 2014 and December 31, 2013 consisted of the following:

	December 31,	December 31,
	2014	2013
Raw Materials	$479,682	$-
Work-In-Progress	190,498	-
	$670,180	$-